Critical accounting estimates and judgments - Narrative (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) unit	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($) unit
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | unit		39		40
Total assets allocated to CGUs tested | $	$ 2,582,401		$ 2,482,236
Argentina
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | unit		11		12
Argentina | Cash-generating units
Disclosure of information for cash-generating units [line items]
Total assets allocated to CGUs tested | $	155,000	$ 155,065		$ 175,050
Brazil
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | unit		2		2
Brazil | Cash-generating units
Disclosure of information for cash-generating units [line items]
Total assets allocated to CGUs tested | $	$ 468,000	$ 473,448		$ 497,948